Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Basis of preparation
2. Basis of preparation
Statement of compliance with IFRS
These consolidated financial statements of Ermenegildo Zegna N.V. have been prepared in accordance with the IFRS® Accounting Standards (“IFRS Accounting Standards”) as issued by the International Accounting Standards Board (the “IASB”), as well as IFRS Accounting Standards as adopted by the European Union. There is no effect on these consolidated financial statements resulting from differences between IFRS Accounting Standards as issued by the IASB and IFRS Accounting Standards as adopted by the European Union.
These consolidated financial statements were approved and authorized for issue by the Board of Directors of Ermenegildo Zegna N.V. on March 19, 2026.
Contents and structure of the Consolidated Financial Statements
The consolidated financial statements include the consolidated statement of profit and loss, the consolidated statement of comprehensive income and loss, the consolidated statement of financial position, the consolidated cash flow statement, the consolidated statement of changes in equity and the accompanying notes (collectively referred to as the “Consolidated Financial Statements”).
The financial reporting formats presented by the Group have the following characteristics:
•the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice;
•the consolidated statement of comprehensive income and loss is presented as a separate statement and, in addition to presenting the components of profit and loss recognized directly in the consolidated statement of profit and loss during the period, presents the components of profit and loss not recognized in profit or loss as required or permitted by IFRS Accounting Standards;
•the consolidated statement of financial position presents assets and liabilities by current and non-current items. Current items are those expected to be realized within 12 months from the reporting date or to be sold or consumed in the normal operating cycle of the Group;
•the consolidated cash flow statement has been prepared using the “indirect method,” as permitted by IAS 7 — Statement of Cash Flows (“IAS 7”), and presents cash flows by operating, investing and financing activities;
•the consolidated statement of changes in equity presents the movements in shareholder’s equity;
•the notes to the consolidated financial statements comprise a summary of the material accounting policy information and other explanatory information.
The Consolidated Financial Statements are presented in Euro, which is the functional and presentation currency of the Company, and amounts are stated in thousands of Euros, unless otherwise indicated.
The Consolidated Financial Statements have been prepared on a going concern basis and applying the historical cost method, modified as required for certain financial assets and liabilities (including derivative instruments), which are measured at fair value, as further described in the accounting policy information below. Income and expenses are accounted for on an accrual basis.